Operating Segments (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting Information [Line Items]
Schedule of Primary Operating Segments

The Companies are organized primarily on the basis of products and services sold in the U.S. A description of the operations included in the Companies’ primary operating segments effective September 2023 is as follows:

Primary Operating Segment	Description of Operations	Dominion Energy	Virginia Power
Dominion Energy Virginia	Regulated electric distribution	X	X
	Regulated electric transmission	X	X
	Regulated electric generation fleet(1)	X	X
Dominion Energy South Carolina	Regulated electric distribution	X
	Regulated electric transmission	X
	Regulated electric generation fleet	X
	Regulated gas distribution and storage	X
Contracted Energy(2)	Nonregulated electric generation fleet(3)	X
(1)
Includes Virginia Power’s non-jurisdictional solar generation operations.
(2)
Includes renewable natural gas operations.
(3)
Includes solar generation facility development operations.

Schedule of Segment Reporting Information, by Segment

The following table presents segment information pertaining to Dominion Energy’s operations:

Year Ended December 31,	Dominion Energy Virginia	Dominion Energy South Carolina	Contracted Energy	Corporate and Other	Adjustments & Eliminations	Consolidated Total
(millions)
2022
Total revenue from external customers	$9,658	$3,323	$890	$74	$—	$13,945
Intersegment revenue	(15)	7	18	846	(856)	—
Total operating revenue	9,643	3,330	908	920	(856)	13,945
Depreciation, depletion and amortization	1,452	507	123	360	—	2,442
Equity in earnings of equity method investees	—	—	2	19	—	21
Interest income (expense)	17	6	75	61	(50)	109
Interest and related charges (benefit)	645	220	18	169	(50)	1,002
Income tax expense (benefit)	411	132	64	(755)	—	(148)
Net income from discontinued operations	—	—	—	972	—	972
Net income (loss) attributable to Dominion Energy	2,007	505	173	(1,691)	—	994
Investment in equity method investees(1)	—	—	103	192	—	295
Capital expenditures	5,187	708	683	1,180	—	7,758
Total assets (billions)	55.3	17.2	7.7	29.5	(5.5)	104.2
2021
Total revenue from external customers	$7,990	$2,968	$1,018	$(616)	$60	$11,420
Intersegment revenue	(14)	7	67	837	(897)	—
Total operating revenue	7,976	2,975	1,085	221	(837)	11,420
Depreciation, depletion and amortization	1,296	486	162	159	—	2,103
Equity in earnings of equity method investees	—	(3)	(2)	20	—	15
Interest income (expense)	11	10	81	12	(19)	95
Interest and related charges (benefit)	535	206	42	491	(19)	1,255
Income tax expense (benefit)	467	125	49	(402)	—	239
Net income from discontinued operations	—	—	—	1,357	—	1,357
Net income attributable to Dominion Energy	1,914	437	232	705	—	3,288
Investment in equity method investees(1)	—	—	74	88	—	162
Capital expenditures	3,756	694	420	1,191	—	6,061
Total assets (billions)	50.0	16.4	10.2	26.5	(3.5)	99.6
2020
Total revenue from external customers	$7,779	$2,782	$1,019	$322	$49	$11,951
Intersegment revenue	(16)	5	52	869	(942)	(32)
Total operating revenue	7,763	2,787	1,071	1,191	(893)	11,919
Depreciation, depletion and amortization	1,245	474	182	90	—	1,991
Equity in earnings of equity method investees	—	(1)	(5)	5	—	(1)
Interest income (expense)	11	12	91	34	(47)	101
Interest and related charges (benefit)	524	219	75	568	(47)	1,339
Income tax expense (benefit)	500	107	(24)	(642)	—	(59)
Net loss from discontinued operations	—	—	—	(1,334)	—	(1,334)
Net income (loss) attributable to Dominion Energy	1,884	419	202	(2,906)	—	(401)
Capital expenditures	3,372	700	730	1,529	—	6,331

(1)
Excludes liability to Atlantic Coast Pipeline.

Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment

The following table presents segment information pertaining to Virginia Power’s operations:

Year Ended December 31,	Dominion Energy Virginia	Corporate and Other	Consolidated Total
(millions)
2022
Operating revenue	$9,643	$11	$9,654
Depreciation and amortization	1,452	284	1,736
Interest income	17	—	17
Interest and related charges (benefit)	645	(3)	642
Income tax expense (benefit)	411	(220)	191
Net income (loss)	2,007	(792)	1,215
Capital expenditures	5,187	—	5,187
Total assets (billions)	53.2	—	53.2
2021
Operating revenue	$7,976	$(506)	$7,470
Depreciation and amortization	1,296	68	1,364
Interest income	11	—	11
Interest and related charges (benefit)	535	(1)	534
Income tax expense (benefit)	467	(70)	397
Net income (loss)	1,914	(202)	1,712
Capital expenditures	3,756	—	3,756
Total assets (billions)	47.9	—	47.9
2020
Operating revenue	$7,763	$—	$7,763
Depreciation and amortization	1,245	7	1,252
Interest income	11	—	11
Interest and related charges (benefit)	524	(8)	516
Income tax expense (benefit)	500	(271)	229
Net income (loss)	1,884	(863)	1,021
Capital expenditures	3,372	—	3,372